Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend Income Fund
December 31, 2021
ZMI-NPRT3-0322
1.9884229.104
Domestic Equity Funds - 8.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	126	2,070
Fidelity Series Commodity Strategy Fund (a)	720	2,946
Fidelity Series Large Cap Growth Index Fund (a)	68	1,312
Fidelity Series Large Cap Stock Fund (a)	77	1,459
Fidelity Series Large Cap Value Index Fund (a)	179	2,792
Fidelity Series Small Cap Opportunities Fund (a)	47	699
Fidelity Series Value Discovery Fund (a)	62	1,033
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,423)		12,311

International Equity Funds - 13.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	79	1,152
Fidelity Series Emerging Markets Fund (a)	83	872
Fidelity Series Emerging Markets Opportunities Fund (a)	389	8,174
Fidelity Series International Growth Fund (a)	136	2,596
Fidelity Series International Index Fund (a)	89	1,090
Fidelity Series International Small Cap Fund (a)	43	911
Fidelity Series International Value Fund (a)	233	2,598
Fidelity Series Overseas Fund (a)	180	2,596
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,517)		19,989

Bond Funds - 61.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	1,481	14,887
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	117	1,183
Fidelity Series Corporate Bond Fund (a)	1,096	12,071
Fidelity Series Emerging Markets Debt Fund (a)	85	771
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	27	258
Fidelity Series Floating Rate High Income Fund (a)	16	147
Fidelity Series Government Bond Index Fund (a)	1,520	16,086
Fidelity Series High Income Fund (a)	98	934
Fidelity Series Inflation-Protected Bond Index Fund (a)	692	7,322
Fidelity Series International Credit Fund (a)	6	64
Fidelity Series International Developed Markets Bond Index Fund (a)	283	2,780
Fidelity Series Investment Grade Bond Fund (a)	1,477	17,158
Fidelity Series Investment Grade Securitized Fund (a)	1,155	11,884
Fidelity Series Long-Term Treasury Bond Index Fund (a)	508	4,324
Fidelity Series Real Estate Income Fund (a)	48	558
TOTAL BOND FUNDS (Cost $89,436)		90,427

Short-Term Funds - 16.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.08% (a)(b)	4,771	4,771
Fidelity Series Short-Term Credit Fund (a)	509	5,104
Fidelity Series Treasury Bill Index Fund (a)	1,431	14,311
TOTAL SHORT-TERM FUNDS (Cost $24,175)		24,186

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $141,551)	146,913
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	146,914

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	14,916	3	92	-	(26)	14,887
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	2,693	1,521	10	(8)	19	1,183
Fidelity Series Blue Chip Growth Fund	1,772	920	554	382	59	(127)	2,070
Fidelity Series Canada Fund	630	465	39	24	3	93	1,152
Fidelity Series Commodity Strategy Fund	3,411	1,481	1,489	1,070	(89)	(368)	2,946
Fidelity Series Corporate Bond Fund	10,413	2,095	590	235	(5)	158	12,071
Fidelity Series Emerging Markets Debt Fund	669	132	28	24	(4)	2	771
Fidelity Series Emerging Markets Debt Local Currency Fund	220	54	2	9	-	(14)	258
Fidelity Series Emerging Markets Fund	877	255	180	27	22	(102)	872
Fidelity Series Emerging Markets Opportunities Fund	7,928	3,372	1,728	885	289	(1,687)	8,174
Fidelity Series Floating Rate High Income Fund	132	28	14	5	-	1	147
Fidelity Series Government Bond Index Fund	12,839	3,173	54	108	(1)	129	16,086
Fidelity Series Government Money Market Fund 0.08%	9,303	741	5,273	4	-	-	4,771
Fidelity Series High Income Fund	781	156	16	34	-	13	934
Fidelity Series Inflation-Protected Bond Index Fund	14,775	1,646	9,289	573	891	(701)	7,322
Fidelity Series International Credit Fund	63	1	-	2	-	-	64
Fidelity Series International Developed Markets Bond Index Fund	-	2,795	1	2	-	(14)	2,780
Fidelity Series International Growth Fund	1,548	1,173	193	193	7	61	2,596
Fidelity Series International Index Fund	646	465	50	25	3	26	1,090
Fidelity Series International Small Cap Fund	558	374	26	101	4	1	911
Fidelity Series International Value Fund	1,547	1,185	172	121	6	32	2,598
Fidelity Series Investment Grade Bond Fund	14,251	3,031	227	254	(1)	104	17,158
Fidelity Series Investment Grade Securitized Fund	9,984	2,028	115	49	(1)	(12)	11,884
Fidelity Series Large Cap Growth Index Fund	1,118	280	329	38	55	188	1,312
Fidelity Series Large Cap Stock Fund	1,221	406	207	117	16	23	1,459
Fidelity Series Large Cap Value Index Fund	2,332	749	430	160	19	122	2,792
Fidelity Series Long-Term Treasury Bond Index Fund	3,362	1,238	560	71	(68)	352	4,324
Fidelity Series Overseas Fund	1,551	1,036	224	72	24	209	2,596
Fidelity Series Real Estate Income Fund	469	87	27	18	1	28	558
Fidelity Series Short-Term Credit Fund	4,588	1,498	910	72	(3)	(69)	5,104
Fidelity Series Small Cap Opportunities Fund	590	295	104	153	10	(92)	699
Fidelity Series Treasury Bill Index Fund	14,780	4,643	5,112	6	-	-	14,311
Fidelity Series Value Discovery Fund	862	290	155	80	9	27	1,033
	123,220	53,701	29,622	5,016	1,238	(1,624)	146,913

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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